Assets pledged and collateral (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Assets pledged and collateral (CHF million)
Total assets pledged or assigned as collateral	140,638	145,598
of which encumbered	86,390	90,745
Fair value of collateral received with the right to sell or repledge	387,052	402,784
of which sold or repledged	293,309	292,531